Note 7. Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]

7. Property, Plant, and Equipment

The composition of property, plant and equipment is as follows:

	Successor
	December 31,	December 31,
	2011	2010
Land	$ 14,091	$ 14,438
Building	11,638	10,921
Machinery and equipment	53,473	47,318
Construction in progress	9,732	2,935
	88,934	75,612
Accumulated depreciation	(15,073)	(1,274)
	$ 73,861	$ 74,338

Assets recorded under capitalized leases were $6,651 ($4,653 net of accumulated depreciation) and $5,871 ($5,689 net of accumulated depreciation) at December 31, 2011 and 2010, respectively.